Investment in Associates and Joint Ventures (Narrative) (Details) shares in Millions, $ in Millions, $ in Billions		3 Months Ended
	Feb. 12, 2025 CAD ($) shares	Jan. 31, 2026 CAD ($)	Jan. 31, 2026 USD ($)	Jan. 31, 2025 CAD ($)
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Share of net income from investment in Schwab		$ 0		$ 231
Charles Schwab Corporate [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Share of net income from investment in Schwab				$ 231
Number of shares sold | shares	184.7
Proceeds from sale of shares in equity method investment	$ 21,000
Gain on disposal of shares	9,200
Underwriting fees from sale of investments	$ 184
Percent of interest in investements sold	10.10%
Gains on disposals of investments, net of tax	$ 8,600
Bottom of range [member] | Charles Schwab Corporate [Member] | 2023 Schwab IDA Agreement [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Allowable maximum annual adjustment to sweep deposits			$ 60